Significant Events in the Reporting Period - Additional Information (Detail) € in Thousands			1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 29, 2022 EUR (€)	Mar. 29, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($)
Disclosure Of Summary Of Significant Accounting Policies [line items]
Payments To Acquire Or Redeem Entitys Shares | €						€ 105,304	€ 0
Office Facility [Member] | GERMANY
Disclosure Of Summary Of Significant Accounting Policies [line items]
Enforceable Lease Term					15 years
Lease liabilities | €					€ 55,200
American depository shares [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Treasury Stock Common Shares | shares								1,000,000
Convertible Senior Notes [Member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Principal amount | $		$ 575,000,000		$ 575,000,000
Proceeds From Issuance Of Notes	€ 503,300	$ 557,900,000	€ 503,300	$ 557,900,000
Convertible Senior Notes [Member] | American depository shares [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Principal amount | $									$ 1,000
Payments To Acquire Or Redeem Entitys Shares						€ 105,300		$ 116,700,000
Convertible Senior Notes [Member] | Fixed interest rate [member]
Disclosure Of Summary Of Significant Accounting Policies [line items]
Borrowings Interest Rate		2.25%		2.25%					2.25%